Net Loss Per Share - Schedule of Potentially Dilutive Securities not included in the Diluted Per Share Calculations (Details) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	71,260,000	58,760,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	8,760,000	8,760,000
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	50,000,000	50,000,000
Retainer Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	12,500,000	0